Expense Example - PIMCO Low Duration Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	I-3 1 Year	I-3 3 Years	I-3 5 Years	I-3 10 Years	Administrative 1 Year	Administrative 3 Years	Administrative 5 Years	Administrative 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	C-2 1 Year	C-2 3 Years	C-2 5 Years	C-2 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years
USD ($)	47	148	258	579	57	179	313	701	62	206	363	818	73	227	395	883	300	459	633	1,134	212	350	606	1,340	232	412	713	1,568	107	334	579	1,283